Subsequent Events (Details) - USD ($)				1 Months Ended
	May. 01, 2015	Jan. 13, 2015	Jan. 08, 2015	Apr. 30, 2015	May. 05, 2015	Mar. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Revolving note for inventory financing						$ 124,000	$ 124,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of convertible debt		$ 100,000
Debt instrument, Peroid	120 days
Debt instrument, interest rate, effective percentage rate range, minimum		12.00%
Debt instrument, interest rate, effective percentage Rate range, maximum		15.00%
Debt conversion, converted instrument, shares issued		25,000
Debt conversion converted instrument shares issued increases		50,000
Restricted securities issued				300,000
Revolving note for inventory financing	$ 30,000
Interest rate	15.00%
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of convertible debt			$ 109,000
Debt instrument, Peroid			1 year
Original issue discount convertible			3.00%
Conversion price			$ 0.50
Warrants issued			21,800
Warrants term			2 years
Exercise price			$ 0.63
Convertible debt, Description			80% of the share price that will be used by the Company in its next share issuance
Conic Systems Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits					$ 63,800